Schedule of interest in subsidiaries (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Travel holding cyprus limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities	[1]	Investment Company
Country of incorporation	[1]	Cyprus
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		USA
Proportion of ownership interest in subsidiary	[2]	100.00%	100.00%
Yatra USA, LLC [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Asia Consolidated DMC Pte. Ltd. [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		Singapore
Proportion of ownership interest in subsidiary		100.00%	100.00%
Middle East Travel Management Company Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities	[3]	Travel & Travel related services
Country of incorporation	[3]	India
Proportion of ownership interest in subsidiary		62.66%	64.46%
TSI Yatra Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[4]	62.66%	64.46%
Yatra Middle East L.L.C-FZ [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight
Country of incorporation		United Arab Emirates
Proportion of ownership interest in subsidiary	[4]	62.66%	64.46%
Yatra MICE and Holidays Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[5]	62.02%	63.82%
Globe All India Services Limited [Member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[6]	62.66%	64.46%

[1]	During the fiscal year 2026, THCL sold 2,833,000 shares (representing 1.80%) of Yatra Online Limited in an open market, which resulted in change in percentage of equity interest.
[2]	Includes 18.63% (March 31, 2025: 18.63%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2025, George Brokaw, Class F shareholder of Yatra USA Corp has exchanged 15,000 Class F Shares with the Ordinary Shares of Yatra Online, Inc.
[3]	During the fiscal year 2026, Yatra Online Limited and its five wholly owned subsidiaries were amalgamated which resulted in change in group information from the fiscal year March 31 2025 (Refer: Note 45).
[4]	Remaining shares of 37.34% (March 31, 2025: 35.54%) are held indirectly by the non-controlling shareholder as at March 31, 2026 through Yatra Online Limited.
[5]	Remaining shares of 37.98% (March 31, 2025: 36.18%) are held are held indirectly by the non-controlling shareholder as at March 31, 2026 through Yatra Online Limited.
[6]	Remaining shares of 37.35% (March 31, 2025: 35.54%) are held by the public and institutional shareholder (non-controlling shareholder) as at March 31, 2026. Refer to note 29.